FINANCIAL INSTRUMENTS AND FAIR VALUE DISCLOSURES	6 Months Ended
Jun. 30, 2013
FINANCIAL INSTRUMENTS AND FAIR VALUE DISCLOSURES
FINANCIAL INSTRUMENTS AND FAIR VALUE DISCLOSURES
14. FINANCIAL INSTRUMENTS AND FAIR VALUE DISCLOSURES

The principal financial assets of the Company consist of cash and cash equivalents, trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans, notes, accounts payable, accrued liabilities and derivative financial instruments.

Fair Values

Derivative financial instruments are stated at their fair values. The carrying amounts of the following financial instruments approximate their fair values: cash and cash equivalents and restricted cash accounts, trade and other receivables, trade and other payables, and convertible notes. The fair values of outstanding debt amount are estimated by taking into consideration the Company’s creditworthiness and the market value of the underlying mortgage assets, which was $18,400 and $17,400 as of June 30, 2013 and December 31, 2012, respectively.

Interest Rate Swaps

Outstanding swap agreements involve both the risk of a counterparty not performing under the terms of the contract and the risk associated with changes in market value. The Company monitors its positions, the credit ratings of counterparties and the level of contracts it enters into with any one party. The counterparties to these contracts are major financial institutions. The Company has a policy of entering into contracts with counterparties that meet stringent qualifications.

The Company has entered into various interest rate swap agreements in order to modify the exposure to the interest expense arising from the Company’s long-term borrowings. The interest rate swaps allow the Company to raise long-term borrowings at floating rates and swap them into effectively fixed rates. Under the interest rate swaps, the Company agrees with the counterparty to exchange, at specified intervals, the difference between a fixed rate and floating rate interest amount calculated by reference to the agreed notional amount. The Company has not accounted for the interest rate swaps as hedging derivatives and therefore all changes in fair value are recorded in the statement of operations and comprehensive loss.

The details of the Company’s swap agreement are as follows:

						Fair Value
			Contract			As of	As of
	Value	Termination	Notional	Fixed	Floating	June 30,	December 31,
Interest rate swap	Date	Date	Amount	Rate	Rate	2013	2012

Marfin Egnatia Bank	9/2/2009	9/2/2014	$37,400	4.08%	3-month LIBOR	$471	$767

As of June 30, 2013 and December 31, 2012, the Company has defaulted on payments of interest on its swap agreement. As a result, the amounts of $471 and $767 are presented within current liabilities in the consolidated balance sheet.

The total fair value change of the interest rate swaps is reflected in interest expense within the condensed consolidated statements of operations and comprehensive loss. These amounts were a gain of $296 and $264 for the six month periods ended June 30, 2013 and 2012, respectively. The related asset or liability is shown under derivative financial instruments in the balance sheet.

Warrants

During the fourth quarter of 2009, the Company authorized the issuance to a third party of a six-year warrant to purchase 27,778 common shares for advisory services provided in connection with the recapitalization.

During 2010, the Company authorized the issuance to a third party of a ten-year warrant to purchase 7,500 common shares with a strike price of $45.00.

During 2012, the Company authorized the issuance to the third party of a ten-year warrant to purchase 50,000 common shares for advisory services provided in connection with the Restructuring, with a strike price of $3.75 (provided however that the third party surrenders its existing warrants to acquire 27,778 and 7,500 described above. The warrants qualify for equity classification. The new warrants were fair valued as of April 9, 2012 at $1,000. These warrants were exercised during January 2013 and a total of 41,344 common shares were issued.

On December 31, 2012, the Company authorized the issuance to the third party of a ten-year warrant to purchase 83,334 common shares for advisory services provided in connection with the Restructuring, with a strike price of $3.75. The warrants qualify for equity classification. The fair value of these warrants amounted to $509. On May 21, 2013, the Company and the third party mutually agreed to terminate the warrant agreement.

On April 1, 2013, the Company authorized the issuance to a third party of a ten-year warrant to purchase 258,667 common shares, with an exercise price of $0.174. On October 24, 2013, the warrants were exercised and the Company issued an aggregate of 226,473 common shares after the deduction of shares surrendered due to the selection of a cashless exercise according to the terms of the warrant agreement.

On May 16, 2013, the Company authorized the issuance to a third party of a two-year warrant to purchase 111,112 common shares in exchange for $250,000, with an exercise price of $2.25.

Interest Rate Risk

Interest rate risk arises on bank borrowings. Considering its recent financial position and subject to the restructuring of the remaining credit facilities, the Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the long-term loans are disclosed in Note 15, “Long-term Debt” of the Company's consolidated financial statements for the year ended December 31, 2012 included in the Company's Annual Report.

Concentration of Credit Risk

The Company believes that no significant credit risk exists with respect to the Company’s cash due to the spread of this risk among various different banks. The Company is also exposed to credit risk in the event of non-performance by counterparties to derivative instruments. As of June 30, 2013 and December 31, 2012, those derivative instruments are in the counterparties’ favor. Credit risk with respect to trade accounts receivable is reduced by the Company by chartering its vessels to established international charterers.

Cash deposits in excess of amounts covered by government - provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits in excess of government - provided insurance limits.